Revenues from Contracts with Customers	6 Months Ended
Jun. 30, 2021
Revenues from Contracts with Customers
Revenues from Contracts with Customers

9. Revenues from Contracts with Customers

The Group has recognized the following amounts relating to revenues:

	For the three months ended		For the six months ended
	June 30, 2020	June 30, 2021	June 30, 2020	June 30, 2021
Revenues from long-term fleet	117,096	115,522	227,325	233,681
Revenues from spot fleet	41,565	57,293	97,041	144,256
Revenues from vessel management services	200	195	392	400
Total	158,861	173,010	324,758	378,337

Management allocates vessel revenues to two categories: a) spot fleet and b) long-term fleet, which reflects its commercial strategy. Specifically, the spot fleet category contains all vessels that have contracts with initial duration of less than five years. The long-term fleet category contains all vessels that have charter party agreements with initial duration of more than five years. Both categories, exclude optional periods.